Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost		₨ 6.5	$ 0.1	₨ 7.7	₨ 7.6
Interest cost		45.3	0.6	66.3	57.9
Expected return on plan assets		(11.0)	(0.1)	(18.6)	(23.6)
Actuarial (gains)/losses		12.4	0.2	1.7	16.7
Net pension cost	[1]	₨ 53.2	$ 0.8	₨ 57.1	₨ 58.6

[1]	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.